Share based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock based compensation expense
	For the years ended December 31,
	2020	2019	2018
Stock Option Expense	$34,223	$43,809	$386,154
Deferred Share Units	15,000	-	-
Restricted Stock Units	111,060	-	-
Employee Share Purchase Plan	8,133	-	-
Total Stock Based Compensation Expense	168,416	43,809	386,154

Stock options outstanding
			Average remaining
Exercise price	# of options	#of options	contractual
per share	outstanding	exercisable	life (in years)
$0.51	16,000	16,000	4.7
$0.52	100,000	100,000	3.5
$0.55	30,000	30,000	4.1
$0.59	150,000	100,000	2.8
$1.45	37,500	37,500	1.0
$1.48	37,500	37,500	0.5
$1.50	50,000	50,000	0.6
	421,000	421,000	2.5

Stock option activity
	For the year ended		For the year ended
	December 31, 2020		December 31, 2019
		weighted		weighted
	# of stock	average	# of stock	average
	options	exercise price	options	exercise price
Options outstanding, start of the year	1,169,500	$1.48	1,297,000	$1.58
Granted	46,000	$0.54	100,000	$0.52
Expired	(794,500)	$(1.77)	(47,500)	$(1.51)
Forfeited	-	-	(180,000)	$(1.70)
Options outstanding, end of the year	421,000	$0.83	1,169,500	$1.48
Options exercisable, end of the year	421,000	$0.83	1,119,500	$1.52

	For the year ended
	December 31, 2018
		weighted
	# of stock	average
	options	exercise price
Options outstanding, start of the year	1,648,667	$1.60
Granted	1,150,000	$1.06
Exercised	(6,667)	$0.76
Expired	(65,000)	$(1.17)
Forfeited	(1,430,000)	$(1.21)
Options outstanding, end of the year	1,297,000	$1.58
Options exercisable, end of the year	1,197,000	$1.67

Weighted average assumptions
For the year ended	2020	2019	2018
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	138%	65%	65%
Weighted average risk free interest rate	1.12%	1.68%	1.75%
Weighted average fair market value per share at grant date	$0.54	$0.52	$1.06
Intrinsic (or “in-the-money”) value per share of options exercised	$-	$-	$0.59

Deferred stock unit activity
2020
DSUs outstanding, start of the year	-
Granted	37,354
Closing balance	37,354

Restricted stock unit activity
	2020
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	-	$-
Granted	1,200,000	$0.45
Converted	-	$-
Forfeited	-	$-
RSUs outstanding, end of the year	1,200,000	$0.79

Employee stock purchase plan
	2020
	# of shares	$ amount
Purchased by employees	16,686	$7,592
Matched by the Company	14,213	6,467
Total Common Shares issued	30,899	14,059